Commitments and Contingencies (Details Textual) - Guarantee obligations [Member] - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2017	Feb. 29, 2016
Loss Contingencies [Line Items]
Gain on release from indemnification	$ 7.5
Indemnification liabilities		$ 9.6	$ 3.7
Potential future payments		81.2
Amount subject to recovery from third parties under recourse provisions		$ 57.6